Financial Instruments - Schedule of Derivative Financial Liabilities by Maturity (Details) - Measured at fair value through profit or loss - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	¥ 23,709	¥ 20,671
Bonds
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	4,656,812	4,190,632
Financial liabilities, at fair value	6,448,659	5,635,859
Bonds | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	650,604	499,779
Bonds | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	263,936	570,054
Bonds | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	404,913	216,517
Bonds | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,121,772	355,414
Bonds | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	469,763	1,046,745
Bonds | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	3,537,671	2,947,350
Long-term loans
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	225,026	324,633
Financial liabilities, at fair value	246,247	334,907
Long-term loans | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	3,505	161,958
Long-term loans | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	3,629	1,837
Long-term loans | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	78,885	1,903
Long-term loans | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	43,490	76,945
Long-term loans | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	2,010	41,495
Long-term loans | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	114,727	50,769
Trade and other payables
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount		475,541
Financial liabilities, at fair value	491,345	475,541
Trade and other payables | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	491,345	475,541
Trade and other payables | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Lease liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	594,520	573,325
Financial liabilities, at fair value	847,049	825,819
Lease liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	65,443	64,443
Lease liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	62,679	57,426
Lease liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	58,269	54,117
Lease liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	55,393	50,974
Lease liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	51,561	49,114
Lease liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	553,705	549,744
Derivative liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	20,524	16,528
Financial liabilities, at fair value	22,935	18,043
Derivative liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	9,188	7,766
Derivative liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,457	1,078
Derivative liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,474	1,047
Derivative liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,560	1,013
Derivative liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,715	1,081
Derivative liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	7,541	6,057
Derivative assets
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	(167,920)	(84,369)
Financial liabilities, at fair value	(311,149)	(269,425)
Derivative assets | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(33,383)	(35,404)
Derivative assets | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(31,610)	(29,400)
Derivative assets | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(51,246)	(29,428)
Derivative assets | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(19,777)	(30,556)
Derivative assets | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(49,702)	(18,240)
Derivative assets | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	¥ (125,430)	¥ (126,397)